Concession Financial Assets and Liabilities - Summary of Indemnity Values (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Adjustment of the BRR of Transmission Assets - Aneel Technical Note 183/2017	R$ 149
Cemig GT [member] | Transmission Indemnity receivable [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Adjustment of the BRR of Transmission Assets - Aneel Technical Note 183/2017	149
Regulatory Remuneration Base (BRR) - Dispatch 2,181 2016		R$ 1,177
Updating per MME	121	913
Monetary adjustment	103
Amounts received	(250)	(285)
Net residual value of the assets to be received		892
Total indemnity	R$ 1,928	R$ 1,805